Derivatives Derivatives, Credit-Risk Contingent Features (Details) - USD ($) $ in Billions	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net derivative liabilities with credit-risk contingent features	$ 23.8	$ 23.7
Collateral posted	19.8	21.4
Additional collateral to be posted upon a below investment grade credit rating	$ 4.1	$ 2.3